Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Australia: 14.2%
61,045		AGL Energy Ltd.	$ 602,579	0.5
28,355		APA Group	214,911	0.2
26,500		Aristocrat Leisure Ltd.	625,053	0.6
10,649		ASX Ltd.	602,237	0.5
193,050		Aurizon Holdings Ltd.	601,382	0.5
146,783		AusNet Services	200,031	0.2
85,305		Australia & New Zealand Banking Group Ltd.	1,411,025	1.3
69,908		BHP Group Ltd.	1,949,467	1.8
14,488		Brambles Ltd.	116,827	0.1
92,429		Coca-Cola Amatil Ltd.	855,915	0.8
3,583		Cochlear Ltd.	580,623	0.5
59,810		Crown Resorts Ltd.	423,806	0.4
5,708		CSL Ltd.	1,249,966	1.1
46,865		Fortescue Metals Group Ltd.	624,361	0.6
16,096		Goodman Group	220,893	0.2
47,249		GPT Group	163,303	0.1
15,370		Insurance Australia Group Ltd.	57,998	0.1
12,324		Macquarie Group Ltd.	1,253,269	1.1
310,680		Medibank Pvt Ltd.	650,028	0.6
8,599		National Australia Bank Ltd.	143,054	0.1
10,261		Newcrest Mining Ltd.	203,126	0.2
13,756		Rio Tinto Ltd.	1,026,319	0.9
119,038		Santos Ltd.	532,057	0.5
98,619		Scentre Group	201,733	0.2
75,971		Stockland	252,311	0.2
69,611		Westpac Banking Corp.	1,020,813	0.9
		15,783,087		14.2

		China: 38.1%
92,000		Air China Ltd. - H Shares	74,223	0.1
25,476	(1)	Alibaba Group Holding Ltd. ADR	6,709,360	6.1
44,750	(2)	A-Living Smart City Services Co. Ltd - H Shares	188,602	0.2
111,000		Anhui Conch Cement Co., Ltd. - H Shares	709,497	0.6
34,000		Anta Sports Products Ltd.	461,379	0.4
34,700		Apeloa Pharmaceutical Co. Ltd. - A Shares	110,031	0.1
1,265		Autohome, Inc. ADR	119,441	0.1
891,500	(2)	BAIC Motor Corp. Ltd. - H Shares	333,669	0.3
1,751,000		Bank of China Ltd. - H Shares	618,027	0.6
510,000		Bank of Communications Co., Ltd. - H Shares	281,830	0.3
329,600		Bank of Jiangsu Co. Ltd. - A Shares	312,096	0.3
49,100		Bank of Nanjing Co. Ltd. - A Shares	64,405	0.1
24,100		Beijing Kunlun Tech Co. Ltd. - A Shares	80,761	0.1
150,300		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	132,156	0.1
215,000		BOC Hong Kong Holdings Ltd.	699,689	0.6
564,000		Bosideng International Holdings Ltd.	246,884	0.2
510,000		China CITIC Bank Corp. Ltd. - H Shares	220,596	0.2
320,000		China Communications Services Corp., Ltd. - H Shares	170,535	0.2
1,623,960		China Construction Bank - H Shares	1,269,503	1.1
769,000		China Everbright Bank Co. Ltd. - H Shares	299,958	0.3
74,000		China Everbright Ltd.	106,738	0.1
111,000		China Lesso Group Holdings Ltd.	198,411	0.2
109,000		China Life Insurance Co., Ltd. - H Shares	245,982	0.2
362,000		China Medical System Holdings Ltd.	369,624	0.3
131,500		China Merchants Bank Co., Ltd. - H Shares	833,483	0.7
98,000		China Mobile Ltd.	584,590	0.5
254,000		China National Building Material Co., Ltd. - H Shares	333,002	0.3
151,000		China Overseas Land & Investment Ltd.	367,653	0.3
398,000		China Petroleum & Chemical Corp. - H Shares	178,797	0.2
251,500		China Railway Construction Corp. Ltd. - H Shares	166,196	0.1
478,000		China Resources Cement Holdings Ltd. - H Shares	593,642	0.5
32,000		China Resources Land Ltd.	138,486	0.1
262,000		China Shenhua Energy Co., Ltd. - H Shares	505,313	0.5
1,176,000		China Telecom Corp., Ltd. - H Shares	353,887	0.3
304,000	(2)	China Tower Corp. Ltd. - H Shares	47,670	0.0
508,000		China Traditional Chinese Medicine Holdings Co. Ltd.	238,747	0.2
424,000		China Unicom Hong Kong Ltd.	254,481	0.2
360,000	(2)	China Yuhua Education Corp. Ltd.	339,973	0.3
363,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	155,648	0.1
252,000		CIFI Holdings Group Co. Ltd.	217,789	0.2
41,500		CITIC Securities Co. Ltd. - H Shares	93,341	0.1
597,000		CNOOC Ltd.	594,055	0.5
302,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	132,860	0.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
50,000		Country Garden Services Holdings Co. Ltd. - H Shares	$ 279,374	0.3
404,480		CSPC Pharmaceutical Group Ltd.	393,178	0.4
309,000	(2)	Dali Foods Group Co. Ltd.	191,364	0.2
900		G-bits Network Technology Xiamen Co. Ltd.	51,442	0.0
905,600		GD Power Development Co. Ltd. - A Shares	296,291	0.3
120,060		Giant Network Group Co. Ltd.	325,277	0.3
44,000		Haier Electronics Group Co. Ltd.	209,753	0.2
42,600		Huaxin Cement Co. Ltd.	159,100	0.1
13,480		Hundsun Technologies, Inc. - A Shares	180,922	0.2
1,923,414		Industrial & Commercial Bank of China - H Shares	1,215,069	1.1
70,100		Industrial Bank Co. Ltd. - A Shares	223,908	0.2
11,302		Jafron Biomedical Co. Ltd.	112,063	0.1
11,702	(1)	JD.com, Inc. ADR	998,766	0.9
76,100		Joincare Pharmaceutical Group Industry Co. Ltd.	162,015	0.1
26,375		Joyoung Co. Ltd. - A Shares	131,103	0.1
501,000		Kaisa Group Holdings Ltd. - H Shares	263,579	0.2
108,000		Kingboard Holdings Ltd.	412,638	0.4
252,000		Kingboard Laminates Holdings Ltd.	406,545	0.4
120,500		Li Ning Co. Ltd.	651,057	0.6
37,300	(1)	Meituan Class B	1,394,886	1.3
573,000		Metallurgical Corp. of China Ltd. - A Shares	244,081	0.2
5,160		NetEase, Inc. ADR	466,309	0.4
91,900		New China Life Insurance Co. Ltd. - H Shares	386,082	0.3
586,000		PICC Property & Casualty Co., Ltd. - H Shares	483,514	0.4
67,000		Ping An Bank Co. Ltd. - A Shares	200,970	0.2
146,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,717,186	1.5
980,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	553,931	0.5
161,606		RiseSun Real Estate Development Co. Ltd. - A Shares	179,705	0.2
40,000		Sany Heavy Industry Co. Ltd. - A Shares	186,757	0.2
876,400		Shanghai 2345 Network Holding Group Co. Ltd. - A Shares	338,305	0.3
135,100		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	228,456	0.2
62,526		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	85,831	0.1
9,903		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	506,579	0.5
12,000		Shimao Group Holdings Ltd.	44,726	0.0
33,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	104,062	0.1
101,600		Sichuan Languang Development Co. Ltd. - A Shares	79,750	0.1
279,000		Sino Biopharmaceutical Ltd.	280,004	0.3
209,500		Sinopec Engineering Group Co. Ltd. - H Shares	92,971	0.1
64,000		Sinopharm Group Co. - H Shares	158,416	0.1
87,500		Sinotruk Hong Kong Ltd.	218,043	0.2
25,000		Tangshan Jidong Cement Co. Ltd. - A Shares	60,346	0.1
92,400		Tencent Holdings Ltd.	6,735,752	6.1
32,000		Tingyi Cayman Islands Holding Corp.	54,055	0.0
93,000		Weichai Power Co. Ltd. - H Shares	189,932	0.2
26,900		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	106,879	0.1
5,100		Wuliangye Yibin Co. Ltd. - A Shares	196,694	0.2
66,000		Yanzhou Coal Mining Co., Ltd. - H Shares	54,495	0.0
450,000		Yuexiu Property Co. Ltd. - H Shares	93,540	0.1
		42,258,711		38.1

		Hong Kong: 5.9%
67,574		AIA Group Ltd.	741,583	0.7
36,200		ASM Pacific Technology Ltd.	452,025	0.4
135,000		CK Asset Holdings Ltd.	737,689	0.7
61,000		CK Hutchison Holdings Ltd.	442,471	0.4
33,000		CK Infrastructure Holdings Ltd.	168,399	0.1
21,000		CLP Holdings Ltd.	197,274	0.2
66,300		Hongkong Land Holdings Ltd. - HKHGF	269,141	0.2
72,000		Link REIT	629,503	0.6
126,250		New World Development Co. Ltd.	639,651	0.6
102,500		Power Assets Holdings Ltd.	537,708	0.5
28,000		Sun Hung Kai Properties Ltd.	372,188	0.3

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
65,000		Swire Pacific Ltd. - Class A	$ 372,463	0.3
22,500		Techtronic Industries Co., Ltd.	287,234	0.2
903,000	(2)	WH Group Ltd.	735,649	0.7
		6,582,978		5.9

		India: 7.7%
49,477		Adani Ports & Special Economic Zone, Ltd.	273,887	0.3
24,516		Cipla Ltd.	245,110	0.2
4,141		Dr Reddys Laboratories Ltd.	269,107	0.2
61,140		HCL Technologies Ltd.	674,891	0.6
16,737		Hindustan Unilever Ltd.	481,158	0.4
95,052	(1)	ICICI Bank Ltd.	605,904	0.6
99,335		Infosys Ltd.	1,483,605	1.3
59,919		ITC Ltd.	156,126	0.1
31,886		Motherson Sumi Systems Ltd.	63,300	0.1
2,426		Nestle India Ltd.	583,844	0.5
237,760		Oil & Natural Gas Corp., Ltd.	249,222	0.2
8,689		Piramal Enterprises, Ltd.	160,274	0.2
257,302		REC Ltd.	419,610	0.4
4,694		Reliance Industries Ltd.	121,381	0.1
16,997		Tata Consultancy Services Ltd.	610,751	0.6
67,165		Tech Mahindra Ltd.	789,509	0.7
275,531		Vedanta Ltd.	445,549	0.4
188,999		Wipro Ltd.	893,059	0.8
		8,526,287		7.7

		Indonesia: 2.3%
2,095,300		Adaro Energy Tbk PT	206,287	0.2
550,900		Astra International Tbk PT	206,270	0.2
362,500		Bank Central Asia Tbk PT	796,175	0.7
605,600		Bank Mandiri Persero TBK PT	271,624	0.2
509,700		Bank Rakyat Indonesia	147,418	0.1
34,600	(1)	Gudang Garam Tbk PT	103,448	0.1
1,631,600		Hanjaya Mandala Sampoerna Tbk PT	176,032	0.2
273,700		Indah Kiat Pulp and Paper Corp. Tbk PT	168,046	0.2
176,800		Indofood CBP Sukses Makmur TBK PT	123,934	0.1
465,400		Indofood Sukses Makmur Tbk PT	233,834	0.2
529,200		Kalbe Farma Tbk PT	56,386	0.1
		2,489,454		2.3

		Malaysia: 1.3%
79,000		Hong Leong Bank BHD	332,690	0.3
21,900		Hong Leong Financial Group Bhd	88,152	0.1
215,100		MISC Bhd	357,518	0.3
77,500		Public Bank BHD	329,777	0.3
290,900		RHB Bank Bhd	366,801	0.3
		1,474,938		1.3

		New Zealand: 0.6%
10,064		Fisher & Paykel Healthcare Corp. Ltd.	253,433	0.2
136,562		Spark New Zealand Ltd.	436,637	0.4
		690,070		0.6

		Philippines: 0.5%
37,170		BDO Unibank, Inc.	79,961	0.1
3,680		Globe Telecom, Inc.	148,926	0.1
153,720		International Container Terminal Services, Inc.	374,162	0.3
		603,049		0.5

		Singapore: 1.7%
104,800		CapitaLand Integrated Commercial Trust	150,990	0.1
213,200		CapitaLand Ltd.	493,563	0.5
1,345,800		Genting Singapore Ltd.	824,919	0.8
31,800		Wilmar International Ltd.	98,990	0.1
394,300		Yangzijiang Shipbuilding Holdings Ltd.	256,224	0.2
		1,824,686		1.7

		South Korea: 8.8%
5,317		CJ Corp.	379,836	0.3
5,401		Daelim Industrial Co., Ltd.	390,889	0.3
9,918		DB Insurance Co. Ltd.	394,360	0.3
2,927		Fila Holdings Corp.	109,071	0.1
11,403		GS Engineering & Construction Corp.	326,556	0.3
8,432		GS Holdings Corp.	266,474	0.2
10,394		GS Retail Co. Ltd.	316,805	0.3
24,145		Hana Financial Group, Inc.	733,857	0.7
2,147		Hyundai Engineering & Construction Co. Ltd.	65,114	0.1
2,075		Hyundai Glovis Co., Ltd.	334,268	0.3
4,129		Hyundai Marine & Fire Insurance Co., Ltd.	83,344	0.1
2,904		Kakao Corp.	967,841	0.9
7,577		KB Financial Group, Inc.	313,234	0.3
17,425		Kia Motors Corp.	911,402	0.8
8,540		LG Electronics, Inc.	660,167	0.6
1,004		Lotte Shopping Co. Ltd.	92,056	0.1
409		NCSoft Corp.	300,530	0.3
1,562		POSCO	331,137	0.3
3,982		Samsung Electro-Mechanics Co. Ltd.	561,818	0.5
1,403		Samsung Fire & Marine Insurance Co. Ltd.	238,234	0.2
444		Samsung SDS Co. Ltd.	69,519	0.1
29,456		Shinhan Financial Group Co., Ltd.	867,360	0.8
5,386		SK Hynix, Inc.	474,606	0.4
1,032		SK Telecom Co., Ltd.	220,839	0.2
35,732		Woori Financial Group, Inc.	316,049	0.3
		9,725,366		8.8

		Taiwan: 12.4%
73,000		Asia Cement Corp.	110,880	0.1
25,000		Catcher Technology Co., Ltd.	165,001	0.1
152,833		Chailease Holding Co. Ltd.	838,461	0.8

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
179,000	Chicony Electronics Co. Ltd.	$ 536,000	0.5
144,000	Foxconn Technology Co., Ltd.	265,751	0.2
53,000	HON HAI Precision Industry Co., Ltd.	153,003	0.1
2,000	Largan Precision Co. Ltd.	226,188	0.2
22,000	MediaTek, Inc.	543,289	0.5
52,000	Novatek Microelectronics Corp., Ltd.	545,783	0.5
214,000	Pou Chen Corp.	234,400	0.2
162,000	Powertech Technology, Inc.	522,317	0.5
87,000	Quanta Computer, Inc.	234,833	0.2
59,000	Realtek Semiconductor Corp.	766,964	0.7
105,000	Synnex Technology International Corp.	163,901	0.1
344,627	Taiwan Semiconductor Manufacturing Co., Ltd.	5,866,183	5.3
318,000	Uni-President Enterprises Corp.	725,350	0.7
587,000	United Microelectronics Corp.	833,858	0.8
58,000	Walsin Technology Corp.	395,758	0.4
13,000	Yageo Corp.	201,567	0.2
85,000	Zhen Ding Technology Holding Ltd.	368,368	0.3
		13,697,855	12.4

	Thailand: 1.2%
25,800	Electricity Generating PCL	184,237	0.2
288,400	Indorama Ventures PCL	305,110	0.3
1,000,700	Krung Thai Bank PCL	353,234	0.3
105,600	PTT Exploration & Production PCL	335,670	0.3
113,000	PTT PCL (Foreign)	149,136	0.1
		1,327,387	1.2

	Total Common Stock
	(Cost $94,755,150)	104,983,868	94.7

EXCHANGE-TRADED FUNDS: 1.0%
13,071	iShares MSCI All Country Asia ex Japan Index ETF	1,110,512	1.0

	Total Exchange-Traded Funds
	(Cost $1,006,079)	1,110,512	1.0

PREFERRED STOCK: 3.7%
	South Korea: 3.7%
74,309	Samsung Electronics Co., Ltd.	4,099,741	3.7

	Total Preferred Stock
	(Cost $2,206,080)	4,099,741	3.7

RIGHTS: –%
	Hong Kong: –%
246	(1) China Resources Mixc Lifestyle Services Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $97,967,309)	110,194,121	99.4

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
251,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $251,000)	251,000	0.2

	Total Short-Term Investments
	(Cost $251,000)	251,000	0.2

	Total Investments in Securities (Cost $98,218,309)	$ 110,445,121	99.6
	Assets in Excess of Other Liabilities	497,733	0.4
	Net Assets	$ 110,942,854	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification	Percentage of Net Assets
Financials	21.3%
Information Technology	21.0
Consumer Discretionary	14.2
Communication Services	10.1
Materials	6.3
Industrials	5.7
Real Estate	5.3
Health Care	4.8
Consumer Staples	4.5
Energy	3.0
Utilities	2.2
Exchange-Traded Funds	1.0
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$15,783,087	$–	$15,783,087
China	8,293,876	33,964,835	–	42,258,711
Hong Kong	–	6,582,978	–	6,582,978
India	–	8,526,287	–	8,526,287
Indonesia	–	2,489,454	–	2,489,454
Malaysia	–	1,474,938	–	1,474,938
New Zealand	–	690,070	–	690,070
Philippines	–	603,049	–	603,049
Singapore	–	1,824,686	–	1,824,686
South Korea	–	9,725,366	–	9,725,366
Taiwan	–	13,697,855	–	13,697,855
Thailand	–	1,327,387	–	1,327,387
Total Common Stock	8,293,876	96,689,992	–	104,983,868
Exchange-Traded Funds	1,110,512	–	–	1,110,512
Preferred Stock	–	4,099,741	–	4,099,741
Rights	–	–	–	–
Short-Term Investments	251,000	–	–	251,000
Total Investments, at fair value	$9,655,388	$100,789,733	$–	$110,445,121
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(814,849)	$–	$(814,849)
Total Liabilities	$–	$(814,849)	$–	$(814,849)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2020, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Hang Seng Index	UBS AG	Call	12/18/20	HKD	26,156.860	3,173	HKD	83,581,548	$ 228,437	$ (213,750)
Korea Stock Exchange KOSPI 200 Index	Morgan Stanley & Co. International PLC	Call	12/18/20	KRW	333.030	13,722,488	KRW	4,748,666,972	90,171	(186,808)
S&P/ASX 200 Index	Morgan Stanley & Co. International PLC	Call	12/18/20	AUD	6,405.200	1,279	AUD	8,336,275	130,459	(162,103)
Taiwan Stock Exchange Weighted Index	BNP Paribas	Call	12/18/20	TWD	13,273.330	14,164	TWD	194,371,014	107,468	(252,188)
									$ 556,535	$ (814,849)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $97,851,742.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,735,048
Gross Unrealized Depreciation	(9,883,346)

Net Unrealized Appreciation	$11,851,702